COSTS OF SALES	12 Months Ended
Dec. 31, 2024
COSTS OF SALES
COSTS OF SALES

20— COSTS OF SALES

Costs of sales consist of the following:

	Year Ended December 31,
	2024	2023	2022
Direct costs of sales	(23,894)	(22,624)	(19,814)
Indirect costs of sales	(13,664)	(13,388)	(11,102)
Total costs of sales	(37,558)	(36,012)	(30,916)